Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings

	2025	2024
	$m	$m
Short-term borrowings	200.0	152.0
Long-term borrowings	—	—
Total borrowings	200.0	152.0

	2025	2024
	$m	$m
At 1 January	152.0	—
Additions from Group Acquisitions[1]	20.2	—
Repayments	(142.2)	—
Additional draws	170.0	152.0
Total borrowings	200.0	152.0
1.Additions from Group Acquisitions for the year ended 31 December 2025 amounted to $20.2m relating to Darton Group Limited. This balance was fully repaid during the year, and there is no outstanding amount as at 31 December 2025. For further details on this acquisition, refer to Note 12 "Business Combinations".